COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
8. COMMITMENTS AND CONTINGENCY

(a) Office leases

The Company leases certain office premises and apartments for employees under operating leases through August 31, 2019. Future minimum lease payments under operating leases agreements are as follows:

Amount

Twelve months ending June 30,

2015	$162,229
2016	92,569
2017	63,981
2018	65,711
2019	67,492
Thereafter	11,298
$463,280

Rent expense for the years ended June 30, 2014 and 2013 was $205,753 and $214,066, respectively.

(b) Contingency

The Labor Contract Law of the People’s Republic of China requires employers to insure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month for severance pay for each year of the service provided by the employees. As of June 30, 2014, the Company has estimated its severance payments of approximately $84,600, which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.